Income taxes - Additional Information (Detail) - CAD CAD in Thousands		12 Months Ended
	Jun. 26, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Canadian enacted statutory rate		26.50%	26.50%
Valuation allowance for deferred tax assets		CAD 17,478	CAD 15,534
Deferred taxes		36,403	CAD 13,133
Deferred income taxes, undistributed earnings of foreign subsidiaries		CAD 64,678
Tax years 2009 to 2013 | Canada Revenue Agency
Income Tax Examination [Line Items]
Reduction in deferred tax assets	CAD 16,042
Reduction in deferred tax credits	13,333
Deferred taxes	CAD 2,709